Employee Future Benefits - Summary of Major Categories of Plan Assets and Actual Per Cent Allocation to Each Category (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
U.S. plans [Member]
Disclosure of fair value of plan assets [Line Items]
Percentage of plan assets	15.00%	7.00%
Equity securities	$ 1.2	$ 1.2
Canadian plans [Member]
Disclosure of fair value of plan assets [Line Items]
Percentage of plan assets	0.10%	0.10%
Equity securities